Note 48 - Other Information - Dividends Paid (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Dividends Paid
Dividends Paid per share	€ 0.16
Dividends Paid Ordinary Shares Per Share
Disclosure Of Dividends Paid
Percentage Over Nominal	32.65%	30.61%
Dividends Paid per share	€ 0.16	€ 0.15
Amount Dividends Paid	€ 1,067,000,000	€ 1,000,000,000
Dividends Paid Other Shares Per Share
Disclosure Of Dividends Paid
Percentage Over Nominal	0.00%	0.00%
Dividends Paid per share	€ 0	€ 0
Amount Dividends Paid	€ 0	€ 0
Subtotal dividends paid in Cash
Disclosure Of Dividends Paid
Percentage Over Nominal	32.65%	30.61%
Dividends Paid per share	€ 0.16	€ 0.15
Amount Dividends Paid	€ 1,067,000,000	€ 1,000,000,000
Dividends With Charge To Income
Disclosure Of Dividends Paid
Percentage Over Nominal	32.65%	30.61%
Dividends Paid per share	€ 0.16	€ 0.15
Amount Dividends Paid	€ 1,067,000,000	€ 1,000,000,000
Dividens With Charge To Reserve Or Share Premiun
Disclosure Of Dividends Paid
Percentage Over Nominal	0.00%	0.00%
Dividends Paid per share	€ 0	€ 0
Amount Dividends Paid	€ 0	€ 0
Dividends In Kind
Disclosure Of Dividends Paid
Percentage Over Nominal	0.00%	0.00%
Dividends Paid per share	€ 0	€ 0
Amount Dividends Paid	€ 0	€ 0